NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interest [line items]
Non-controlling Interest share of equity	$ 16,457,994	$ 14,782,259
Non-controlling interest share of net income	2,370,766	2,282,095	$ 2,331,045
Dividends paid to non-controlling interest	$ (913,356)	$ (946,034)	$ (804,302)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	60.02%	60.42%
Non-controlling Interest share of equity	$ 7,535,170	$ 6,833,480
Non-controlling interest share of net income	1,183,899	1,445,835
Dividends paid to non-controlling interest	$ (400,959)	$ (419,026)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	31.26%	31.26%
Non-controlling Interest share of equity	$ 6,720,725	$ 6,194,859
Non-controlling interest share of net income	877,725	692,575
Dividends paid to non-controlling interest	$ (430,624)	$ (422,818)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,178,665	$ 1,134,808
Non-controlling interest share of net income	162,923	94,374
Dividends paid to non-controlling interest	$ (58,511)	$ (76,376)
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia
Non-controlling Interest	24.33%
Non-controlling Interest share of equity	$ 402,758
Non-controlling interest share of net income	87,152
Dividends paid to non-controlling interest	$ (4)
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 363,994	$ 365,631
Non-controlling interest share of net income	38,954	33,112
Dividends paid to non-controlling interest	$ (13,497)	$ (17,703)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 256,682	$ 253,481
Non-controlling interest share of net income	20,113	16,199
Dividends paid to non-controlling interest	$ (9,761)	$ (10,111)